CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Total revenue, net	$ 8,973,000	$ 2,178,000	$ 16,487,000	$ 5,279,000
Operating expenses:
Costs of goods sold, including related party expenses of $359 and $87, respectively, and $659 and $211, respectively	4,786,000	2,005,000	9,699,000	4,821,000
Selling, general and administrative, including related party expenses of $125 and $123, respectively, and $250 and $246, respectively	32,450,000	13,972,000	70,156,000	25,917,000
Research and development, including related party expenses of $57 and $64, respectively, and $119 and $130, respectively	5,523,000	5,592,000	12,933,000	9,968,000
Amortization of intangible assets	566,000	566,000	1,133,000	1,133,000
Total operating expenses	43,325,000	22,135,000	93,921,000	41,839,000
Loss from operations	(34,352,000)	(19,957,000)	(77,434,000)	(36,560,000)
Change in the fair value of earnout liability	18,812,000		52,681,000
Change in the fair value of convertible promissory notes			(156,000)
Change in the fair value of warrants	2,600,000	(4,977,000)	6,084,000	(7,051,000)
Interest expense, net	(186,000)	(227,000)	(321,000)	(588,000)
Other income, net	613,000	422,000	930,000	891,000
Loss before income taxes	(12,513,000)	(24,739,000)	(18,216,000)	(43,308,000)
Provision for income taxes	0	0	0	17,000
Net loss	(12,513,000)	(24,739,000)	(18,216,000)	(43,325,000)
Accretion of Legacy Gelesis senior preferred stock to redemption value		(82,365,000)	(37,934,000)	(116,126,000)
Accretion of noncontrolling interest put option to redemption value	(85,000)	(96,000)	(173,000)	(190,000)
Net loss attributable to common stockholders	$ (12,598,000)	$ (107,200,000)	$ (56,323,000)	$ (159,641,000)
Net loss per share attributable to common stockholders - basic and diluted	$ (0.17)	$ (19.18)	$ (0.83)	$ (28.54)
Weighted average common shares outstanding - basic and diluted	72,423,043	5,589,728	67,609,838	5,592,911
Product Revenue, Net
Revenue:
Total revenue, net	$ 8,973,000	$ 2,178,000	$ 16,487,000	$ 5,279,000